Inventories	3 Months Ended
Dec. 25, 2011
Inventory Disclosure [Text Block]
(6)  INVENTORIES

Inventories are valued at the lower of cost (first-in, first-out method) or market by analyzing market conditions, current sales prices, inventory costs and inventory balances. Inventories consisted of the following at December 25, 2011, and September 25, 2011:

	December 25, 2011	September 25, 2011

Raw materials	$19,164	$21,566
Work in process	15,258	14,656
Finished goods	18,490	18,796
	$52,912	$55,018